Principal Life Insurance Company Variable Life Separate Account

Supplement dated July 5, 2024
to the Prospectus and Updating Summary Prospectus dated May 1, 2024 for:

Principal Variable Universal Life Income IV

This supplement updates information contained in the Prospectus, and Updating Summary Prospectus referenced above. Please retain this supplement for future reference.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

Delete the rows for AllianceBernstein Small Cap Growth - Class A, and CVT S&P 500 Index in the table and replace with the following:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity	AllianceBernstein	0.90%	18.02%	10.57%	8.53%
CVT S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.28%	25.92%	15.39%	11.68%